Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share
13.	Net Loss Per Share
The following table sets forth the computation of basic and diluted net loss per share (in thousands, except share and per share data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Net loss	$(82,886)	$(95,720)	$(165,258)	$(169,755)

Weighted-average shares outstanding, basic and diluted	214,253,209	212,116,112	214,242,768	134,240,831

Net loss per share, basic and diluted	$(0.39)	$(0.45)	$(0.77)	$(1.26)

As a result of the Merger, the weighted-average number of shares of common stock used in the calculation of net loss per share have also been retroactively converted by applying the Exchange Ratio.
For the three and six months ended June 30, 2022, common stock equivalents consisted of stock options, restricted stock units and warrants. For the three and six months ended June 30, 2021, common stock equivalents consisted of stock options, restricted stock units and warrants. None of the common stock equivalents were included in the calculation of diluted net loss per share for all periods presented as the Company recorded a net loss.
The following outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have had an anti-dilutive effect:

	June 30,
	2022	2021
Stock options to purchase common stock	24,770,305	29,587,210
Unvested restricted stock units	—	257,625
Warrants to purchase common stock	21,305,462	20,311,920

Total	46,075,767	50,156,755

The 4,970,000 Sponsor
Earn-Out
Shares are excluded from basic and diluted net loss per share as such shares are contingently recallable until the share price of the Company exceeds specified thresholds that have not been achieved as of June 30, 2022. The common stock equivalents subject to the CEO Option Award and the Officer RSUs, respectively, are excluded from the anti-dilutive table as the underlying shares are contingently issuable until the share price of the Company exceeds the specified thresholds that have not been achieved. As of June 30, 2022 and 2021, the thresholds for the CEO Option Award and the Officer RSUs have not been achieved, and 25,000,000 stock options for the CEO Option Award and 10,800,000 and 12,500,000 RSUs for the Officer RSUs, respectively, are outstanding.

16.	Net Loss Per Share
The following table sets forth the computation of basic and diluted net loss per share (in thousands, except share and per share data):

	Fiscal year ended December 31,
	2021	2020	2019
Net loss	$(342,978)	$(249,726)	$(312,109)
Weighted-average shares outstanding, basic and diluted	173,692,582	1,678,098	1,571,045

Net loss per share, basic and diluted	$(1.97)	$(148.81)	$(198.66)

As a result of the Merger, the weighted-average number of shares of common stock used in the calculation of net loss per share have also been retroactively converted by applying the Exchange Ratio.
For the fiscal year ended December 31, 2021, common stock equivalents consisted of stock options, restricted stock units and warrants. For the fiscal years ended December 31, 2020 and 2019, common stock equivalents consisted of stock options, warrants, redeemable convertible preferred stock and related warrants. None of the common stock equivalents were included in the calculation of diluted net loss per share for all periods presented as the Company recorded a net loss.
The following outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have had an anti-dilutive effect:

	2021	December 31, 2020	2019

Stock options to purchase common stock	27,582,170	24,914,801	26,777,351
Unvested restricted stock units	142,652	—	—
Warrants to purchase common stock	21,311,920	40,150	40,150
Redeemable convertible preferred stock (on an if-converted basis)	—	121,431,310	121,435,487
Warrants to purchase redeemable convertible preferred stock (on an if-converted basis)	—	3,354,717	3,387,257

Total	49,036,742	149,740,978	151,640,245

The 4,970,000 Sponsor
Earn-Out
Shares are excluded from basic and diluted net loss per share as such shares are contingently recallable until the share price of the Company exceeds specified thresholds that have not been achieved as of December 31, 2021. The common stock equivalents subject to the CEO Option Award and the Officer RSUs, respectively, are excluded from the anti-dilutive table as the underlying shares are contingently issuable until the share price of the Company exceeds the specified thresholds that have not been achieved. As of December 31, 2021, the thresholds for the CEO Option Award and the Officer RSUs have not been achieved and 25,000,000 stock options for the CEO Option Award and 11,500,000 RSUs for the Officer RSUs are outstanding.